Borrowing Arrangements - Carrying amounts of borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Borrowing Arrangements
Loan payable, current	$ 20,977	$ 10,486
Loan payable, noncurrent	663	11,351
Total loan payable	21,640
SQN Equipment Loan
Borrowing Arrangements
Loan payable, current	876	784
Loan payable, noncurrent	663	$ 1,490
Total loan payable	1,539
Amended and Restated Loan and Security Agreement [Member]
Borrowing Arrangements
Loan payable, current	20,101
Total loan payable	$ 20,101